Investments (Unconsolidated Variable Interest Entities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Carrying Amount	$ 80,983	$ 78,522
Total Liabilities	83,490	80,864
Real estate joint ventures
Variable Interest Entity [Line Items]
Carrying Amount	100	70
Total Liabilities	125	71
Other limited partnership interests
Variable Interest Entity [Line Items]
Carrying Amount	6,250	5,041
Total Liabilities	8,402	6,994
FVO and trading securities
Variable Interest Entity [Line Items]
Carrying Amount	565	619
Total Liabilities	565	619
Mortgage Loans
Variable Interest Entity [Line Items]
Carrying Amount	51	106
Total Liabilities	51	106
Other invested assets
Variable Interest Entity [Line Items]
Carrying Amount	1,720	1,509
Total Liabilities	2,050	1,897
Structured securities (RMBS, CMBS, and ABS)
Variable Interest Entity [Line Items]
Carrying Amount	68,427	67,176
Total Liabilities	68,427	67,176
U.S. and foreign corporate
Variable Interest Entity [Line Items]
Carrying Amount	3,829	3,966
Total Liabilities	3,829	3,966
Non-redeemable preferred stock
Variable Interest Entity [Line Items]
Carrying Amount	41	35
Total Liabilities	$ 41	$ 35